Subsequent Events (Details Narrative) (10-K) - USD ($)	Feb. 22, 2019	Feb. 07, 2019	Jan. 11, 2019	Jul. 27, 2018	Jun. 30, 2019	Mar. 27, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Number of common stock shares issued				9,600,286
Common stock, par value					$ 0.001		$ 0.001		$ 0.001
Common stock, shares issued					136,640,761		133,888,573		122,674,516
Common stock, shares outstanding					136,640,761		133,888,573		122,674,516
Warrants price per shares								$ 0.625
Warrant [Member]
Warrants price per shares								$ 0.625
Subsequent Event [Member]
Line of credit facility, interest rate			12.00%
Aggregate unpaid principal amount under credit facility						$ 1,000,000
Number of common stock shares issued	133,332	167,730,236
Common stock, par value		$ 0.001
Common stock, shares issued		69,115,849
Common stock, shares outstanding		69,115,849
Number of common stock issued upon the exercise of outstanding warrants		98,614,387
Number of common stock sold securities	$ 20,000
Sale of stock price per shares	$ 0.30
Restricted common stock, shares	2
Subsequent Event [Member] | Warrant [Member]
Restricted common stock, shares	1
Warrant term	5 years
Warrants to purchase common stock	66,666
Warrants price per shares	$ 0.20
Subsequent Event [Member] | Lender [Member]
Revolving inventory financing facility			$ 1,000,000